Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Federal statutory income tax rate	21.00%	21.00%
State taxes, net of federal benefit	5.90%	5.80%
Research and orphan drug tax credits	(4.10%)	3.30%
Other	1.10%	0.50%
Increase in deferred tax asset valuation allowance	29.90%	(30.60%)
Effective income tax rate	0.00%	0.00%